JPMorgan Emerging Markets Research Enhanced Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2021 (Unaudited)

Investments	Shares (000)	Value ($000)
COMMON STOCKS — 95.8%
Argentina — 0.1%
MercadoLibre, Inc.*	3	5,274

Brazil — 4.9%
Atacadao SA	1,255	4,611
Gerdau SA (Preference)	1,735	10,310
Itau Unibanco Holding SA (Preference)	3,222	18,692
Itausa SA (Preference)	5,966	12,807
Localiza Rent a Car SA*	440	5,256
Lojas Renner SA*	1,367	10,855
Magazine Luiza SA*	2,987	11,815
Petroleo Brasileiro SA (Preference)	5,856	30,290
Raia Drogasil SA*	1,692	8,215
Sendas Distribuidora SA	271	4,510
Suzano SA*	1,180	12,316
TIM SA, ADR*	470	5,120
Vale SA, ADR	2,176	45,744

		180,541

Chile — 0.1%
Cencosud SA	1,458	2,645
Cia Cervecerias Unidas SA, ADR(a)	119	2,534

		5,179

China — 33.8%
51job, Inc., ADR*	73	5,273
Alibaba Group Holding Ltd.*	7,162	174,923
Amoy Diagnostics Co. Ltd., Class A	226	2,883
Anhui Conch Cement Co. Ltd., Class H	911	4,355
Autobio Diagnostics Co. Ltd., Class A	495	4,737
Baidu, Inc., ADR*	122	20,006
Baoshan Iron & Steel Co. Ltd., Class A	8,337	10,208
BeiGene Ltd., ADR*	43	13,493
Beijing Oriental Yuhong Waterproof Technology Co. Ltd., Class A	649	5,125
Bilibili, Inc., ADR*(a)	115	9,879
BOE Technology Group Co. Ltd., Class A	10,197	9,077
Chacha Food Co. Ltd., Class A	703	4,105
China Conch Venture Holdings Ltd.	1,331	4,851
China Construction Bank Corp., Class H	56,068	39,054
China CYTS Tours Holding Co. Ltd., Class A*	1,770	2,551
China Gas Holdings Ltd.	3,730	11,483
China Lesso Group Holdings Ltd.	3,084	6,440
China Life Insurance Co. Ltd., Class H	8,233	13,722
China Merchants Bank Co. Ltd., Class H	3,399	25,854
China Molybdenum Co. Ltd., Class H	9,054	6,627
China Oilfield Services Ltd., Class H	3,350	2,435
China Pacific Insurance Group Co. Ltd., Class H	3,098	8,725
China Resources Land Ltd.	2,612	8,729
China Shenhua Energy Co. Ltd., Class H	4,592	8,688
China Vanke Co. Ltd., Class H	3,369	8,776
Contemporary Amperex Technology Co. Ltd., Class A	170	14,579
Country Garden Services Holdings Co. Ltd.	1,574	12,781
ENN Energy Holdings Ltd.	176	3,681
Foshan Haitian Flavouring & Food Co. Ltd., Class A	407	7,223
Fu Jian Anjoy Foods Co. Ltd., Class A	141	3,532
Fuyao Glass Industry Group Co. Ltd., Class H(b)	984	6,267
GDS Holdings Ltd., ADR*(a)	74	4,341
Guangzhou Automobile Group Co. Ltd., Class H	11,106	9,626
Haidilao International Holding Ltd.(b)	955	3,582
Haier Smart Home Co. Ltd., Class H	3,188	10,935
Hangzhou Robam Appliances Co. Ltd., Class A	525	3,164
Hangzhou Tigermed Consulting Co. Ltd., Class H(b)	395	7,675
Han’s Laser Technology Industry Group Co. Ltd., Class A	646	3,688
Huatai Securities Co. Ltd., Class H(b)	2,498	3,310
Huayu Automotive Systems Co. Ltd., Class A	986	2,949
Huazhu Group Ltd.*	1,659	7,038
Hundsun Technologies, Inc., Class A	338	2,920
Industrial & Commercial Bank of China Ltd., Class H	43,702	24,267
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	1,304	6,745
Innovent Biologics, Inc.*(b)	1,231	12,605
iQIYI, Inc., ADR*(a)	146	1,630
JD.com, Inc., Class A*	962	33,530
Jiangsu Hengli Hydraulic Co. Ltd., Class A	587	8,912
Jiangsu Hengrui Medicine Co. Ltd., Class A	935	7,886
Jiangsu Hengshun Vinegar Industry Co. Ltd., Class A	1,054	2,632
Jonjee Hi-Tech Industrial And Commercial Holding Co. Ltd., Class A	624	3,537
Joyoung Co. Ltd., Class A	1,518	5,904
KE Holdings, Inc., ADR*	296	6,498
Kingdee International Software Group Co. Ltd.*	3,113	9,722
Kingsoft Corp. Ltd.	1,709	7,997
Kunlun Energy Co. Ltd.	6,128	5,298
Kweichow Moutai Co. Ltd., Class A	47	12,176
Laobaixing Pharmacy Chain JSC, Class A	675	4,577
Longfor Group Holdings Ltd.(b)	2,102	9,768
Meituan*(b)	1,860	51,472
Minth Group Ltd.	1,552	6,563
NetEase, Inc., ADR	62	6,323
NetEase, Inc.	1,044	20,769
NIO, Inc., ADR*	425	19,009
Pharmaron Beijing Co. Ltd., Class H(b)	246	5,384
PICC Property & Casualty Co. Ltd., Class H	10,334	8,348

JPMorgan Emerging Markets Research Enhanced Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2021 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
Pinduoduo, Inc., ADR*	188	17,214
Ping An Bank Co. Ltd., Class A	3,386	9,272
Ping An Insurance Group Co. of China Ltd., Class H	3,850	33,686
Poly Developments and Holdings Group Co. Ltd., Class A*	2,934	4,551
Postal Savings Bank of China Co. Ltd., Class H(b)	15,938	10,295
Qingdao Haier Biomedical Co. Ltd., Class A	9	141
Qingdao Haier Biomedical Co. Ltd., Class A	391	6,314
Shanghai Liangxin Electrical Co. Ltd., Class A	1,008	3,412
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	129	7,828
Skshu Paint Co. Ltd., Class A	326	7,719
Sunny Optical Technology Group Co. Ltd.	537	16,307
Tencent Holdings Ltd.	2,739	165,154
Tianma Microelectronics Co. Ltd., Class A	3,102	6,731
Tongwei Co. Ltd., Class A	778	5,214
Topsports International Holdings Ltd.(b)	5,312	7,413
Trip.com Group Ltd., ADR*	269	6,971
Wanhua Chemical Group Co. Ltd., Class A	566	9,993
WuXi AppTec Co. Ltd., Class H(b)	537	11,913
Wuxi Biologics Cayman, Inc.*(b)	2,120	32,374
Xiaomi Corp., Class B*(b)	3,249	10,641
Xinyi Solar Holdings Ltd.	6,214	12,517
XPeng, Inc., ADR*(a)	244	9,897
Yonyou Network Technology Co. Ltd., Class A	695	3,859
Yum China Holdings, Inc.	322	20,022
Yunnan Energy New Material Co. Ltd.	135	5,201
Zai Lab Ltd., ADR*(a)	76	10,966
Zhejiang Chint Electrics Co. Ltd., Class A	888	5,822
Zhongji Innolight Co. Ltd., Class A	659	4,360

		1,246,629

Colombia — 0.2%
Ecopetrol SA, ADR(a)	464	6,266

Greece — 0.4%
Hellenic Telecommunications Organization SA	387	7,059
OPAP SA	468	6,761

		13,820

Hong Kong — 0.4%
Hutchmed China Ltd., ADR*	130	5,465
Techtronic Industries Co. Ltd.	421	7,507

		12,972

Hungary — 0.4%
OTP Bank Nyrt.*	201	10,836
Richter Gedeon Nyrt.	113	3,111

		13,947

India — 10.1%
ACC Ltd.	154	4,964
Ambuja Cements Ltd.	1,859	10,292
Apollo Hospitals Enterprise Ltd.	254	13,794
Axis Bank Ltd.*	1,002	9,566
Britannia Industries Ltd.	235	10,807
Dr Reddy’s Laboratories Ltd.	78	4,966
Eicher Motors Ltd.*	125	4,245
HDFC Bank Ltd., ADR	129	9,112
HDFC Life Insurance Co. Ltd.(b)	1,428	12,752
Hindalco Industries Ltd.	1,601	9,589
Hindustan Unilever Ltd.	679	21,337
Housing Development Finance Corp. Ltd.	1,040	34,237
ICICI Bank Ltd.	463	4,262
Infosys Ltd., ADR	1,942	42,952
Kotak Mahindra Bank Ltd.*	653	14,549
Larsen & Toubro Ltd.	556	11,989
Maruti Suzuki India Ltd.	164	15,377
NTPC Ltd.	4,798	7,631
Oil & Natural Gas Corp. Ltd.	5,475	8,480
Petronet LNG Ltd.	2,243	6,584
Power Grid Corp. of India Ltd.*	1,118	2,575
Power Grid Corp. of India Ltd.	3,353	7,726
Reliance Industries Ltd.	1,497	41,033
Shriram Transport Finance Co. Ltd.	449	8,425
Tata Consultancy Services Ltd.	577	24,594
UltraTech Cement Ltd.*	125	12,857
United Spirits Ltd.*	1,119	9,658
Wipro Ltd.	793	6,269

		370,622

Indonesia — 1.3%
Bank Central Asia Tbk. PT	8,938	18,452
Bank Rakyat Indonesia Persero Tbk. PT	56,687	14,543
Telkom Indonesia Persero Tbk. PT	63,453	14,223

		47,218

Malaysia — 0.8%
CIMB Group Holdings Bhd.	3,851	4,059
Petronas Chemicals Group Bhd.	4,029	7,676
Public Bank Bhd.	10,114	9,538
Tenaga Nasional Bhd.	2,224	5,079
Top Glove Corp. Bhd.	1,401	1,320

		27,672

Mexico — 2.6%
America Movil SAB de CV, Series L	24,433	20,436
Fomento Economico Mexicano SAB de CV, ADR	143	12,493
Grupo Aeroportuario del Pacifico SAB de CV, Class B*	519	5,942
Grupo Aeroportuario del Sureste SAB de CV, Class B(a)	429	7,760
Grupo Financiero Banorte SAB de CV, Class O	2,491	16,116
Grupo Mexico SAB de CV, Series B	2,678	12,268
Kimberly-Clark de Mexico SAB de CV, Class A(a)	3,584	5,811
Wal-Mart de Mexico SAB de CV	4,725	15,568

		96,394

Peru — 0.2%
Credicorp Ltd.*	80	8,124

JPMorgan Emerging Markets Research Enhanced Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2021 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
Philippines — 0.3%
Ayala Corp.	254	3,717
Ayala Land, Inc.	5,968	3,904
International Container Terminal Services, Inc.	1,511	4,701

		12,322

Poland — 0.8%
Allegro.eu SA*(b)	645	11,067
Dino Polska SA*(b)	101	8,065
Powszechny Zaklad Ubezpieczen SA*	1,059	10,331

		29,463

Qatar — 0.3%
Qatar National Bank QPSC	1,966	9,826

Russia — 4.2%
Alrosa PJSC	5,892	10,436
Gazprom PJSC, ADR	3,388	26,364
LUKOIL PJSC, ADR	287	24,609
Magnitogorsk Iron & Steel Works PJSC	5,546	5,208
MMC Norilsk Nickel PJSC, ADR	404	13,960
Moscow Exchange MICEX-RTS PJSC	2,412	5,709
Moscow Exchange MICEX-RTS PJSC	56	133
Novolipetsk Steel PJSC	1,475	5,214
Rosneft Oil Co. PJSC, GDR(b)	1,186	8,725
Sberbank of Russia PJSC, ADR	1,844	30,662
Severstal PAO, GDR(b)	391	9,630
Tatneft PJSC, ADR	171	6,811
X5 Retail Group NV, GDR(b)	237	7,674

		155,135

Saudi Arabia — 2.4%
Al Rajhi Bank	756	22,380
Alinma Bank	1,623	9,391
Almarai Co. JSC	383	6,002
BinDawood Holding Co.	133	3,833
Saudi Basic Industries Corp.	391	12,585
Saudi National Bank (The)	1,391	20,395
Saudi Telecom Co.	273	9,738
Savola Group (The)	318	3,632

		87,956

Singapore — 0.1%
BOC Aviation Ltd.(b)	349	2,566

South Africa — 3.9%
Absa Group Ltd.*	1,109	10,320
Bid Corp. Ltd.*	432	9,475
Bidvest Group Ltd. (The)	523	7,133
Capitec Bank Holdings Ltd.	118	13,141
Clicks Group Ltd.	388	7,012
FirstRand Ltd.	4,323	16,038
Gold Fields Ltd., ADR	215	2,113
Impala Platinum Holdings Ltd.	378	6,817
MTN Group Ltd.*	1,222	8,777
Naspers Ltd., Class N	208	40,073
Pick n Pay Stores Ltd.	1,037	3,697
Sanlam Ltd.	1,733	6,845
SPAR Group Ltd. (The)	625	7,837
Vodacom Group Ltd.	649	5,788

		145,066

South Korea — 12.6%
BGF retail Co. Ltd.	18	2,482
Hana Financial Group, Inc.	229	8,643
Hankook Tire & Technology Co. Ltd.	128	5,370
Hyundai Glovis Co. Ltd.	32	5,420
Hyundai Mobis Co. Ltd.	30	7,006
Kakao Corp.	54	6,859
KB Financial Group, Inc.	373	16,546
Kia Corp.	127	9,293
KIWOOM Securities Co. Ltd.	41	4,239
LG Chem Ltd.	33	24,528
LG Household & Health Care Ltd.	10	12,592
Lotte Chemical Corp.	30	6,751
Mando Corp.*	74	3,981
NAVER Corp.	69	25,968
NCSoft Corp.	17	12,057
POSCO	64	20,293
Samsung Electronics Co. Ltd.	2,681	183,239
Samsung Fire & Marine Insurance Co. Ltd.	64	11,873
Samsung SDI Co. Ltd.	12	7,936
Shinhan Financial Group Co. Ltd.	409	13,857
SK Hynix, Inc.	353	34,605
SK Innovation Co. Ltd.*	48	10,519
SK Telecom Co. Ltd.	45	11,883
SK, Inc.	23	5,282
S-Oil Corp.	146	12,467

		463,689

Taiwan — 13.7%
Accton Technology Corp.*	913	10,688
Advantech Co. Ltd.	1,005	13,112
ASE Technology Holding Co. Ltd.	3,904	17,179
AU Optronics Corp.	13,466	9,981
Chailease Holding Co. Ltd.*	1,969	16,342
CTBC Financial Holding Co. Ltd.*	9,197	7,531
Delta Electronics, Inc.	1,443	14,869
Eclat Textile Co. Ltd.*	408	8,908
Fubon Financial Holding Co. Ltd.	6,277	16,874
Global Unichip Corp.	266	3,942
Hiwin Technologies Corp.	768	8,841
Hon Hai Precision Industry Co. Ltd.	3,789	14,973
MediaTek, Inc.	248	8,109
Mega Financial Holding Co. Ltd.	6,534	7,739
Nanya Technology Corp.*	1,849	4,811
Nien Made Enterprise Co. Ltd.	370	6,212
Novatek Microelectronics Corp.*	669	12,306
Quanta Computer, Inc.	2,509	6,950
Realtek Semiconductor Corp.*	646	13,640
Sea Ltd., ADR*	19	5,238
Taiwan Semiconductor Manufacturing Co. Ltd.	9,593	200,489
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	338	39,478
Taiwan Union Technology Corp.	1,430	5,968
Uni-President Enterprises Corp.	4,584	12,022
Vanguard International Semiconductor Corp.*	1,286	5,328

JPMorgan Emerging Markets Research Enhanced Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2021 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
Wiwynn Corp.	237	7,968
Yageo Corp.*	612	12,342
Yuanta Financial Holding Co. Ltd.	15,961	14,517

		506,357

Tanzania, United Republic of — 0.1%
AngloGold Ashanti Ltd., ADR(a)	247	4,959

Thailand — 1.6%
Airports of Thailand PCL	4,055	6,978
Kasikornbank PCL	2,174	6,766
Minor International PCL*	5,651	5,111
PTT Exploration & Production PCL	3,295	10,319
PTT PCL	5,348	5,641
Siam Cement PCL (The) (Registered)	697	8,832
Siam Commercial Bank PCL (The)	2,758	7,850
Siam Commercial Bank PCL (The), NVDR	916	2,606
Thai Oil PCL	4,108	5,499

		59,602

Turkey — 0.3%
BIM Birlesik Magazalar A/S	839	6,312
Turkcell Iletisim Hizmetleri A/S	3,031	5,544

		11,856

United Arab Emirates — 0.1%
Emaar Properties PJSC	4,342	4,694

United States — 0.1%
JS Global Lifestyle Co. Ltd.(b)	1,274	3,212

TOTAL COMMON STOCKS (Cost $2,943,441)		3,531,361

SHORT-TERM INVESTMENTS — 1.7%
INVESTMENT COMPANIES — 1.3%
JPMorgan Prime Money Market Fund Class Institutional Shares, 0.05%(c)(d) (Cost $47,504)	47,480	47,504

INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED — 0.4%
JPMorgan Securities Lending Money Market Fund
Agency SL Class Shares, 0.08%(c)(d)	13,493	13,493
JPMorgan U.S. Government Money Market Fund
Class IM Shares, 0.03%(c)(d)	2,595	2,595

TOTAL INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED (Cost $16,089)		16,088

TOTAL SHORT-TERM INVESTMENTS (Cost $63,593)		63,592

Total Investments — 97.5% (Cost $3,007,034)		3,594,953
Other Assets Less Liabilities — 2.5%		93,670

Net Assets — 100.0%		3,688,623

Percentages indicated are based on net assets.

JPMorgan Emerging Markets Research Enhanced Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2021 (Unaudited) (continued)

Summary of Investments by Industry, July 31, 2021
The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:
INDUSTRY	PERCENT OF TOTAL INVESTMENTS
Banks	12.4%
Semiconductors & Semiconductor Equipment	9.8
Internet & Direct Marketing Retail	9.5
Technology Hardware, Storage & Peripherals	6.2
Interactive Media & Services	6.1
Oil, Gas & Consumable Fuels	5.9
Metals & Mining	4.8
Insurance	3.4
Electronic Equipment, Instruments & Components	2.7
Food & Staples Retailing	2.7
IT Services	2.2
Chemicals	1.9
Automobiles	1.9
Food Products	1.8
Wireless Telecommunication Services	1.6
Life Sciences Tools & Services	1.6
Entertainment	1.6
Real Estate Management & Development	1.3
Diversified Financial Services	1.3
Construction Materials	1.3
Hotels, Restaurants & Leisure	1.3
Biotechnology	1.1
Beverages	1.0
Thrifts & Mortgage Finance	1.0
Others (each less than 1.0%)	13.8
Short-Term Investments	1.8

Abbreviations
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
JSC	Joint Stock Company
MTN	Medium term note
NVDR	Non-Voting Depository Receipt
PJSC	Public Joint Stock Company
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
PT	Limited liability company
RTS	Russian Trading System

(a)	The security or a portion of this security is on loan at July 31, 2021. The total value of securities on loan at July 31, 2021 is $15,558.
(b)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(c)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(d)	The rate shown is the current yield as of July 31, 2021.
*	Non-income producing security.

JPMorgan Emerging Markets Research Enhanced Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2021 (Unaudited) (continued)

Futures contracts outstanding as of July 31, 2021 (amounts in thousands, except number of contracts):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
MSCI Emerging Markets E-Mini Index	848	09/2021	USD	54,179	(331)

Abbreviations
MSCI	Morgan Stanley Capital International
USD	United States Dollar

JPMorgan Emerging Markets Research Enhanced Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2021 (Unaudited) (continued)

(Dollar values in thousands)

A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Certain foreign equity instruments are valued by applying international fair value factors provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAVs are calculated.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Argentina	$5,274	$—	$—	$5,274
Brazil	180,541	—	—	180,541
Chile	5,179	—	—	5,179
China	161,368	1,085,261	—	1,246,629
Colombia	6,266	—	—	6,266
Greece	—	13,820	—	13,820
Hong Kong	5,465	7,507	—	12,972
Hungary	—	13,947	—	13,947
India	52,063	318,559	—	370,622
Indonesia	—	47,218	—	47,218
Malaysia	14,617	13,055	—	27,672
Mexico	96,394	—	—	96,394
Peru	8,124	—	—	8,124
Philippines	12,322	—	—	12,322
Poland	11,067	18,396	—	29,463
Qatar	9,826	—	—	9,826
Russia	64,040	91,095	—	155,135
Saudi Arabia	27,860	60,096	—	87,956
Singapore	—	2,566	—	2,566
South Africa	68,249	76,817	—	145,066
South Korea	12,592	451,097	—	463,689
Taiwan	44,716	461,641	—	506,357
Tanzania, United Republic of	4,959	—	—	4,959
Thailand	35,757	23,845	—	59,602
Turkey	6,312	5,544	—	11,856
United Arab Emirates	—	4,694	—	4,694
United States	—	3,212	—	3,212

Total Common Stocks	832,991	2,698,370	—	3,531,361

Short-Term Investments
Investment Companies	47,504	—	—	47,504
Investment of Cash Collateral from Securities Loaned	16,088	—	—	16,088

Total Short-Term Investments	63,592	—	—	63,592

Total Investments in Securities	$896,583	$2,698,370	$—	$3,594,953

Depreciation in Other Financial Instruments
Futures Contracts	$(331)	$—	$—	$(331)

B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds, which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended July 31, 2021
Security Description	Value at October 31, 2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at July 31, 2021	Shares at July 31, 2021	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class Institutional Shares, 0.05%(a)(b)	$12,125	$1,316,957	$1,281,571	$(7)	$— (c)	$47,504	47,480	$28	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.08%(a)(b)	15,995	203,001	205,499	(3)	(1)	13,493	13,493	26	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03%(a)(b)	2,093	132,763	132,261	—	—	2,595	2,595	1	—

Total	$30,213	$1,652,721	$1,619,331	$(10)	$(1)	$63,592		$55	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of July 31, 2021.
(c)	Amount rounds to less than one thousand.